UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-6076
Registrant’s telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period:  December 31, 2018

Item 1. Schedule of Investments.

Premise Capital Frontier Advantage Diversified Tactical ETF
Schedule of Investments
December 31, 2018 (Unaudited)
Shares		Security Description	Value
		EXCHANGE TRADED FUNDS - 99.5%
		Finance and Insurance - 99.5% ♦
13,738		iShares 1-3 Year Treasury Bond ETF	$1,148,771
27		iShares 20+ Year Treasury Bond ETF	3,281
10,463		iShares Core MSCI EAFE ETF	575,465
3,645		iShares Core MSCI Emerging Markets ETF	171,862
12,933		iShares Core S&P Small-Cap ETF	896,515
248,006		iShares Core U.S. Aggregate Bond ETF	26,410,159
30		iShares TIPS Bond ETF	3,285
1,466		Schwab U.S. REIT ETF	56,456
9,876		SPDR S&P 500 ETF Trust	2,468,210
3,754		SPDR S&P International Small Cap ETF	104,812
143		SPDR S&P MidCap 400 ETF Trust	43,282
19,932		Xtrackers USD High Yield Corporate Bond ETF	932,618
		TOTAL EXCHANGE TRADED FUNDS (Cost $32,757,065)	32,814,716

		SHORT-TERM INVESTMENTS - 4.2%
1,391,833		Fidelity Investments Money Market Funds - Government Portfolio, Class I, 2.25% *	1,391,833
		TOTAL SHORT-TERM INVESTMENTS (Cost $1,391,833)	1,391,833
		TOTAL INVESTMENTS - 103.7% (Cost $34,148,898)	34,206,549
		Liabilities in Excess of Other Assets - (3.7)%	(1,208,157)
		NET ASSETS - 100.0%	$32,998,392

		Percentages are stated as a percent of net assets.

	♦
To the extent that the Fund invests more heavily in underlying investment companies of certain sectors or strategies, its performance will be especially sensitive to developments that significantly affect those sectors or strategies.

	*	Rate shown is the annualized seven-day yield as of Decmeber 31, 2018.

Summary of Fair Value Disclosure at December 31, 2018 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally accepted accounting principles in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that the valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2018:

Assets^	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$32,814,716	$-	$-	$32,814,716
Short-Term Investments	1,391,833	$-	$-	$1,391,833
Total Investments in Securities	$34,206,549	$-	$-	$34,206,549
^See Schedule of Investments for breakout of investments by sector classification.

For the period ended December 31, 2018 the Fund did not recognize any transfers to or from Level 3.

Item 2. Controls and Procedures.
(a)
The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)          ETF Series Solutions

By (Signature and Title)       /s/ Kristina R. Nelson
   Kristina R. Nelson, President (principal executive officer)

Date         2/27/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date         2/27/2019

By (Signature and Title)*       /s/ Kristen M. Weitzel
 Kristen M. Weitzel, Treasurer (principal financial officer)

Date         2/27/2019

* Print the name and title of each signing officer under his or her signature.